Capital Management (Tables)	12 Months Ended
Dec. 31, 2020
Regulated Operations [Abstract]
Summary of Company's Capital Structure	At December 31, 2020 and 2019, the Company’s capital structure was as follows:

As at December 31 (millions of dollars)	2020	2019
Long-term debt payable within one year	806	653
Short-term notes payable	800	1,143
Less: cash and cash equivalents	(712)	(7)
	894	1,789

Long-term debt	12,302	10,822
Common shares	2,957	3,564
Retained earnings	7,877	6,086
Total capital	24,030	22,261